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                                                          2500 One Liberty Place
                                                              1650 Market Street
RICHARD G. DEVLIN                                    Philadelphia, PA 19103-7301
Direct Phone:  215.851.8158                                         215.851.8100
Email: rdevlin@reedsmith.com                                    Fax 215.851.1420





                                October 20, 2005

VIA EDGAR AND FEDERAL EXPRESS
-----------------------------

Ms. Pamela A. Long
Assistant Director
Securities and Exchange Commission
Washington, DC  20549-0404
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               RE:     COMMONWEALTH INCOME & GROWTH FUND V
                       POST-EFFECTIVE AMENDMENT NO. 1 TO FORM S-1 FILED ON OCTOBER 19, 2005
                       FILE NO. 333-108057
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Dear Ms. Long:

         On behalf of our client, Commonwealth Income & Growth Fund V, LP (the "Company" and the registrant with respect to above referenced filing), we are filing Post-Effective Amendment Number 1 to the Registration Statement on Form S-1, File No. 333-108057. The purpose of this amendment is to update the financial statements and other financial information contained in the prospectus, by way of attaching a supplement thereto. Three marked courtesy copies of this filing will also be delivered by overnight courier to your attention.

         Following the filing of this amendment, the Company intends to orally seek acceleration of effectiveness of the registration statement pursuant to Rule 461 of Regulation C. In that regard, the Company and Commonwealth Capital Securities Corp. hereby affirm that each is aware of its obligations under the Securities Act of 1933, as amended.

         If you have any questions regarding this filing, please call me at 215-851-8158.

                                         Sincerely,
                                         Reed Smith LLP


                                         By: /s/ Richard G. Devlin
                                             -----------------------------
                                             Richard G. Devlin

cc:  Kimberly A. Springsteen
     Michael B. Pollack, Esq.


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     LONDON o NEW YORK o LOS ANGELES o SAN FRANCISCO o WASHINGTON, D.C. o PHILADELPHIA o PITTSBURGH o OAKLAND o PRINCETON
   FALLS CHURCH o WILMINGTON o NEWARK o MIDLANDS, U.K. o CENTURY CITY o RICHMOND o HARRISBURG o LEESBURG o WESTLAKE VILLAGE

                                             r e e d s m i t h . c o m


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